Organization and Basis of Financial Statements	12 Months Ended
Mar. 31, 2013
Organization and Basis of Financial Statements [Abstract]
Organization and Basis of Financial Statements

1. Organization and Basis of Financial Statements

Deswell Industries, Inc. was incorporated in the British Virgin Islands on December 2, 1993.

The principal activities of the Company comprise the manufacture and sale of injection-molded plastic parts and components, electronic products assembling and metallic parts manufacturing. The manufacturing activities are subcontracted to subsidiaries operating in Mainland China. The selling and administrative activities were originally performed in the Hong Kong Special Administrative Region ("Hong Kong") of the People's Republic of China ("China"). From August 2003, these activities were moved to the Macao Special Administrative Region ("Macao") of China.

As the Company is a holding company, the amount of any dividends to be declared by the Company will be dependent upon the amount which can be distributed from its subsidiaries. Dividends from subsidiaries are declared based on profits as reported in their statutory accounts. Such profits differ from the amounts reported under U.S. GAAP. At March 31, 2012 and 2013, the retained earnings available for distribution as reflected in the statutory books of the subsidiaries were $58,606 and $60,865, respectively.